Income taxes - Schedule of tax expense (benefit) based on the U.S. federal statutory rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate	$ 11,459	$ 109,376
State and local taxes, net of federal taxes	42	3,403
Goodwill impairment		(64,295)
Contingent payment	5,045	12,538
Section 162m compensation	(21,315)	(11,433)
Stock compensation	2,648	2,904
Return to provisions	(2,760)	9,026
Rate change on deferreds	3,919	(3,321)
Deferred adjustments	(36,159)
Other	(244)
Change in valuation allowance	42,458	(46,449)
Total income tax benefit (expense)	$ 5,093	$ 11,749	$ (254)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate (In percentage)	21.00%	21.00%
State and local taxes, net of federal taxes (In percentage)	(0.10%)	0.70%
Goodwill impairment (In percentage)	0.00%	(12.30%)
Contingent payment (In percentage)	9.30%	2.40%
Section 162m compensation (In percentage)	(39.10%)	(2.20%)
Stock compensation (In percentage)	4.90%	0.60%
Return to provision (In percentage)	(5.10%)	1.70%
Rate change on deferred (In percentage)	7.20%	(0.60%)
Deferred adjustment (In percentage)	(66.30%)	0.00%
Other (In percentage)	0.50%	0.00%
Change in valuation allowance (In percentage)	77.80%	(8.90%)
Income taxes expense (benefit) (In percentage)	9.30%	2.30%